Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

December 31 (millions of dollars)	2019	2018
Accounts payable	184	171
Accrued liabilities	633	578
Accrued interest	104	96
Regulatory liabilities (Note 12)	45	91
Lease obligations (Note 22)	8	—
	974	936